Investment Objectives and Goals - Amplify Municipal CEF High Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY MUNICIPAL CEF HIGH INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Municipal CEF High Income ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Nasdaq Municipal Bond CEF High Income™ Index (the “Index”).